Long-term assets - E.2.3. Cash used for the purchase of tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 649	$ 719	$ 698
Change in advances to suppliers	(4)	1	2
Change in accruals and payables for property, plant and equipment	(22)	17	(25)
Finance leases	(1)	(1)	(43)
Cash used for additions	$ 622	$ 736	$ 632	[1]

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.